UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file Number 811-3904

Value Line Tax Exempt Fund, Inc.
---------------------------------------------------
(Exact name of registrant as specified in charter)

220 East 42nd Street, New York, N.Y. 10017
---------------------------------------------------
(Address of principal executive offices) (Zip Code)

Registrant's telephone number, including area code: 212-907-1500

Date of fiscal year end: February 28, 2005

Date of reporting period: February 28, 2005

Item I. Reports to Stockholders.

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                                 ANNUAL REPORT
--------------------------------------------------------------------------------
                               February 28, 2005
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                                 The Value Line
                                   Tax Exempt
                                   Fund, Inc.

                                     [LOGO]
                                   ----------
                                   VALUE LINE
                                     No-Load
                                     Mutual
                                     Funds

The Value Line Tax Exempt Fund, Inc.

                                                               To Our Value Line
--------------------------------------------------------------------------------

To Our Shareholders:

During the year ended February 28, 2005, prices of tax-exempt securities were down and up but rates ended the year slightly higher. Long-term, tax-exempt interest rates, as measured by the Bond Buyer's 40-Bond Index(1), increased from 4.72% on February 29, 2004 to 4.79% on February 28, 2005. The rise in tax-exempt interest rates was the result of the large supply of municipal bonds and a tighter monetary policy of the Federal Reserve. However, during this same period, long-term taxable rates, as measured by the 30-year Treasury bond, fell from 4.84% to 4.72%. While a spike in interest rates did occur in the middle of 2004 when the Federal Reserve began to raise interest rates, borrowing costs declined subsequently as inflation was contained in spite of the large amount of Treasury issuance and the growing government deficit.

For the 12 months ended February 28, 2005, tax-exempt bonds outperformed taxable bonds. During this period, the Lehman Brothers Broad Based Municipal Bond Index(2) was up 2.96% compared to 2.43% for the Lehman Brothers Aggregate Bond Index(3). This positive relative performance occurred despite a very high volume of new tax-exempt bonds of $360 billion in 2004, which was second to the record of $384 billion set in 2003.

Currently, a 30-year triple-A rated municipal bond yields 4.56%, which is 95.4% of the 4.78% yield of the 30-year Treasury bond. A 4.56% tax-exempt yield is equivalent to a 7.02% taxable yield for individuals in the 35% tax bracket. This very high municipal-to-taxable yield ratio shows how attractive municipal bonds are as income vehicles for investors.

National Bond Portfolio

The primary objective of the Value Line Tax Exempt National Bond Portfolio is to provide investors with maximum income exempt from federal income taxes, without undue risk to principal(4). During the year ended February 28, 2005, the Portfolio's total return was 1.14%. Since its inception in March 1984, the total return for the National Bond Portfolio, assuming the reinvestment of all dividends over that period, has been 320.94%. This is equivalent to an average annual total return of 7.11%.

Your Portfolio's 1.14% total return for the year ended February 28, 2005 was less than the 2.96% total return of the Lehman Brothers Broad Based Municipal Bond Index(2) during the same time period. Your management had expected rates to increase more as the Fed tightened and therefore had a more defensive portfolio with a shorter duration than the Lehman Index for most of the year.

Your Fund's management continues to emphasize bonds with high quality and with call protection(5) in order to maintain and maximize shareholder income without sacrificing safety of principal. As of February 28, 2005, the market value of the Portfolio's bonds consisted of 71.2% AAA, 18.7% AA, 4.2% A, 4.6% Baa or BBB, and 1.3% non-rated bonds by the major credit agencies, such as Moody's Investors Service and Standard and Poor's Corporation.

--------------------------------------------------------------------------------
(1) The Bond Buyer's 40-Bond Index is a benchmark index for long-term tax-exempt bonds only. It has an average maturity of about 30 years and is used in comparison to the 30-year taxable bond market as represented by the 30-year Treasury bond.

(2) The Lehman Brothers Broad Based Municipal Bond Index is a total-return performance benchmark for the long-term, investment-grade, tax-exempt bond market. Investment-grade bonds are rated Baa or higher by Moody's or BBB or higher by Standard & Poor's. Returns and attributes for the index are calculated semi-monthly using approximately 25,000 municipal bonds, which are priced by Muller Data Corporation. The returns for the Index do not reflect charges, expenses, or taxes, and it is not possible to directly invest in this Index.

(3) The Lehman Brothers Aggregate Bond Index is a total-return performance benchmark for the investment-grade taxable bond market. Investment-grade bonds are rated Baa or higher by Moody's or BBB or higher by Standard & Poors.

(4) Income from both Portfolios may be subject to state and local taxes, and some income may be subject to the Federal Alternative Minimum Tax (AMT) for certain investors. Capital gains, if any, are fully taxable.


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2

                                            The Value Line Tax Exempt Fund, Inc.

Tax Exempt Fund Shareholders
--------------------------------------------------------------------------------

In addition, 36.2% of the portfolio is invested in non-callable bonds, mostly with high coupons. The portfolio's highest concentrations of investments are in the insured and housing-revenue sectors respectively. Management continually monitors the portfolio's duration(6) and expects to maintain the duration within a range which is close to the Lehman Brothers Municipal Index.

Money Market Portfolio

The objective of the Value Line Tax Exempt Money Market Portfolio is to preserve principal by investing in high-quality, tax-exempt short-term securities that have a high degree of liquidity so as to ensure a constant net asset value of $1.00 per share(7). The portfolio consists only of securities that carry the highest two ratings of the major credit-rating agencies. The 7-day average yield was 0.80% as of Feb-ruary 28, 2005, which is equivalent to a 1.23% taxable yield for those in the 35% tax bracket.

At its meeting on March 10, 2005, the Board of Directors of the Fund voted to liquidate the Money Market Portfolio and to terminate it as a series of the Fund, subject to approval by the shareholders of the Money Market Portfolio.

We thank you for your continued confidence in Value Line, and we look forward to serving your investment needs in the future.

                                Sincerely,


                                /s/ Jean Bernhard Buttner
                                Jean Bernhard Buttner
                                Chairman and President

April 11, 2005

--------------------------------------------------------------------------------

(5) Call-protection refers to the inability of the issuer to redeem a bond for a number of years after being issued but prior to maturity.

(6) Duration (here referring to the effective duration) is a statistical term used to measure the price sensitivity of a bond index, or portfolio, to changes in interest rates. The higher the duration, the greater the price change accompanying any change in interest rates. For example, if a fund has a modified duration of seven (years), the price of the fund would be expected to rise or fall 7% for every 1.0 percentage point drop or rise, respectively, in interest rates. Prices move in the opposite direction of interest rates.

(7) An investment in the Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.


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                                                                               3

The Value Line Tax Exempt Fund, Inc.

--------------------------------------------------------------------------------

Economic Observations

The maturing business expansion continues to move along at a solid 3%-4% pace, a level of growth that is being underpinned by a resilient housing market, moderate levels of consumer spending improvement, and an increasing rate of industrial activity. Moreover, recent trends suggest that the several-year-long business expansion will be sustained over the balance of this year and most likely into 2006, with growth on the order of 3%, or more.

Helping the anticipated moderate expansion along are likely to be relatively high levels of activity in the housing, retail, manufacturing, and service sectors. Such growth may well be accompanied by some pickup in inflation. For now, though, we do not expect the prospective increases in pricing pressures to be dramatic or to threaten the sustainability of the economic upturn. The wild card in the equation and the reason that we are not forecasting a higher level of economic growth is the near-record price of oil. Should that key commodity not stabilize in price, as we now expect it will, the sustainability of the long-running business expansion, as well as the prolonged period of comparative of price stability, would be threatened, in our opinion.

The continuing steady pace of U.S. gross domestic product growth and accompanying moderate inflation should have positive ramifications. That's because this combination probably will allow the Federal Reserve Board to pursue a measured monetary tightening course over the next year. Our feeling is that the Fed will increase rates sufficiently to keep inflation subdued but will not raise rates aggressively enough to derail the economic up cycle for the next 12 to 18 months, at least.


--------------------------------------------------------------------------------
4

                                            The Value Line Tax Exempt Fund, Inc.

--------------------------------------------------------------------------------

The following graph compares the performance of the Value Line Tax Exempt Fund National Bond Portfolio to that of the Lehman Brothers Broad Based Municipal Bond Index. The Value Line Tax Exempt Fund National Bond Portfolio is a professionally managed mutual fund, while the Index is not available for investment and is unmanaged. The returns for the Index do not reflect charges, expenses or taxes. The comparison is shown for illustrative purposes only.

             Comparison of a Change in Value of a $10,000 Investment
            in the Value Line Tax Exempt Fund National Bond Portfolio and the Lehman Brothers Broad Based Municipal Bond Index

 [The following table was represented as a line chart in the printed material.]

                    Value Line        Lehman Brothers
                     National           Broad Based      Value Line Money
                  Bond Portfolio      Municipal Index    Market Portfolio
                  --------------      ---------------    ----------------
   Mar-95           10,000.00           10,000.00           10,000.00
                    10,387.10           10,450.00           10,080.00
                    10,473.00           10,589.00           10,153.00
                    10,856.00           10,991.00           10,221.00
   Feb-96           10,955.00           11,105.00           10,292.00
                    10,780.00           10,928.00           10,359.00
                    11,003.00           11,144.00           10,424.00
                    11,427.00           11,637.00           10,492.00
   Feb-97           11,487.00           11,716.00           10,556.00
                    11,600.00           11,832.00           10,623.00
                    11,918.00           12,174.00           10,694.00
                    12,184.00           12,471.00           10,767.00
   Feb-98           12,492.00           12,787.00           10,835.00
                    12,619.00           12,942.00           10,911.00
                    12,868.00           13,227.00           10,980.00
                    13,022.00           13,439.00           11,041.00
   Feb-99           13,102.00           13,573.00           11,095.00
                    13,076.00           13,547.00           11,151.00
                    12,685.00           13,293.00           11,216.00
                    12,542.00           13,295.00           11,285.00
   Feb-00           12,539.00           13,291.00           11,359.00
                    12,686.00           13,431.00           11,442.00
                    13,395.00           14,194.00           11,521.00
                    13,589.00           14,382.00           11,608.00
   Feb-01           14,124.00           14,931.00           11,672.00
                    14,224.00           15,062.00           11,732.00
                    14,785.00           15,641.00           11,789.00
                    14,717.00           15,635.00           11,790.00
   Feb-02           14,968.00           15,952.00           11,802.00
                    14,965.00           16,041.00           11,817.00
                    15,430.00           16,617.00           11,826.00
                    15,363.00           16,630.00           11,841.00
   Feb-03           15,830.00           17,175.00           11,848.00
                    16,292.00           17,704.00           11,856.00
                    15,529.00           17,138.00           11,859.00
                    16,189.00           17,736.00           11,862.00
   Feb-04           16,679.00           18,256.00           11,867.00
                    15,997.00           17,697.00           11,870.00
                    16,621.00           18,356.00           11,873.00
                    16,585.00           18,459.00           11,888.00
   Feb-05           16,869.00           18,796.00           11,908.00

                   (Period covered is from 3/1/95 to 2/28/05)

Performance Data:*

                                              NATIONAL BOND
                                                PORTFOLIO
                                          ---------------------
                                           Average   Growth of
                                            Annual   an Assumed
                                            Total    Investment
                                            Return   of $10,000
                                          --------- -----------
 1 year ended 2/28/05 .................      1.14%    $10,114
 5 years ended 2/28/05 ................      6.11%    $13,454
10 years ended 2/28/05 ................      5.37%    $16,869

                                               MONEY MARKET
                                                PORTFOLIO
                                          ---------------------
                                           Average   Growth of
                                            Annual   an Assumed
                                            Total    Investment
                                            Return   of $10,000
                                          --------- -----------
 1 year ended 2/28/05 .................      0.35%    $10,035
 5 years ended 2/28/05 ................      0.95%    $10,484
10 years ended 2/28/05 ................      1.76%    $11,908
                                             ----     -------
 7 day current yield (2/28/05)(1) .....      0.80%

--------------------------------------------------------------------------------
* The performance data quoted represent past performance and are no guarantee of future performance. The average annual total returns and growth of an assumed investment of $10,000 includes dividends reinvested and capital gains distributions accepted in shares. The investment return and principal value of an investment will fluctuate so that an investment, when redeemed, may be worth more or less than its original cost. The performance data and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. Call 1-800-243-2729 to obtain performance data current to the most recent month-end.

(1) The Fund's current yield refers to the income generated by an investment in the Fund over a seven-day period, which is then annualized. The yield quotation more closely reflects the earnings of the Fund than the total return quotation.


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                                                                               5

The Value Line Tax Exempt Fund, Inc.

--------------------------------------------------------------------------------

FUND EXPENSES:

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2004 through February 28, 2005).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses in the table are meant to highlight your ongoing costs and will not help you determine the relative total cost of owning different funds.

                                                                                                     National          Money
                                 National           Money          National           Money            Bond            Market
                                   Bond            Market            Bond            Market          Portfolio       Portfolio
                                 Portfolio        Portfolio        Portfolio        Portfolio        Expenses*       Expenses**
                                 Beginning        Beginning         Ending           Ending         paid during     paid during
                                  account          account          account          account          period           period
                                   value            value            value            value           9/1/04           9/1/04
                                  9/1/04           9/1/04           2/28/05          2/28/05       thru 2/28/05     thru 2/28/05
                              --------------   --------------   --------------   --------------   --------------   -------------
Actual ....................     $ 1,000.00       $ 1,000.00       $ 1,014.90       $ 1,003.00         $ 4.85          $ 6.61
Hypothetical (5% return
 before expenses) .........     $ 1,000.00       $ 1,000.00       $ 1,020.00       $ 1,018.19         $ 4.86          $ 6.66

--------------------------------------------------------------------------------
* Expenses are equal to the National Bond Portfolio's annualized expense ratio of .97% multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half period.

** Expenses are equal to the Money Market Protfolio's annualized expense ratio of 1.33% multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half period.


--------------------------------------------------------------------------------
6

                                            The Value Line Tax Exempt Fund, Inc.
National Bond Portfolio Highlights at February 28, 2005 (unaudited)
--------------------------------------------------------------------------------

Ten Largest Holdings

                                                                                        Principal                  Percentage of
Issue                                                                                     Amount        Value       Net Assets
--------------------------------------------------------------------------------------------------------------------------------
Development Finance Agency, Revenue, Boston University, Ser. P, General Obligations,
 6.00%, 5/15/59 .....................................................................  $4,475,000    $5,324,176         4.2%
Badger Tobacco Securitization Corp., Asset Backed Revenue, 6.125%, 6/1/27 ...........   4,635,000     4,763,019         3.8%
Lubbock, Housing Finance Corp., Single Family Mortgage Revenue, Refunding, Ser. A,
 GNMA Collateral, 8.00%, 10/1/21 ....................................................   3,000,000     4,388,100         3.5%
Office Building Commission, Capital Complex, Revenue, Ser. B, MBIA Insured,
 7.40%, 7/1/15 ......................................................................   3,000,000     3,844,350         3.0%
New Orleans Home Mortgage Authority, Special Obligations, 6.25%, 1/15/11 ............   3,149,000     3,584,034         2.8%
Salt River Project Agriculture Improvement and Power, Certificates Participation,
 MBIA Insured, 5.00%, 12/1/12 .......................................................   2,950,000     3,226,622         2.6%
State Housing and Community Services Mortgage Revenue, Single Family Mortgage,
 Ser. L, 5.90%, 7/1/31 ..............................................................   3,055,000     3,084,267         2.4%
Heartland Consumers Power Distribution, Electric Utility, FSA Insured, 6.00%, 1/1/17    2,580,000     3,054,720         2.4%
Polk County Transportation Improvement, Revenue, FSA Insured, 5.00%, 12/1/25 ........   2,500,000     2,744,050         2.2%
New York, New York City General Obligations Unlimited, Subser. A-8, LOC-Morgan
 Guaranty Trust, 1.80%, 3/1/05 ......................................................   2,400,000     2,400,000         1.9%

--------------------------------------------------------------------------------
Asset Allocation -- Percentage of Net Assets

  [The following data was represented as a pie chart in the printed material.]

Short-Term, Cash & Other       4.6%
Long Term Municipal           95.4%

--------------------------------------------------------------------------------
Quality Diversification -- Credit Quality expressed as a Percentage of Net
Assets


Aaa                                           66.6%
Aa1                                            5.9%
Aa2                                            9.6%
Aa3                                            3.2%
A3                                             4.2%
Baa1                                           0.8%
Baa3                                           3.8%
NR                                             1.3%
Short-Term Investments                         4.7%
                                             -----
Total Investments                            100.1%
Liabilities in excess of other assets         -0.1%
                                             -----
Total Net Assets                             100.0%
                                             -----

Source: Moody's ratings, defaulting to S&P when not rated.
Credit Quality is subject to change.


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                                                                               7

The Value Line Tax Exempt Fund, Inc.
Money Market Portfolio Highlights at February 28, 2005 (unaudited)
--------------------------------------------------------------------------------

Fifteen Largest Holdings

                                                                                            Principal               Percentage of
Issue                                                                                         Amount      Value      Net Assets
---------------------------------------------------------------------------------------------------------------------------------
Chicago Board of Education, General Obligations Unlimited Tax, Ser. D, FSA Insured,
  1.87%, 3/1/32 ..........................................................................  $500,000    $500,000         5.1%
Village of Schaumburg, General Obligations Unlimited Tax, Ser. B, SPA-Northern Trust Co.,
  1.87%, 12/1/15 .........................................................................   500,000     500,000         5.1%
State General Obligations Unlimited, College Student Loan, SPA-Landesbank Hessen, 1.80%,
  7/1/05 .................................................................................   500,000     500,000         5.1%
Concord, Board Anticipation Notes, General Obligations Unlimited, 2.50%, 3/2/05 ..........   450,000     450,012         4.6%
State General Obligations Unlimited, Public University, Ser. B-5, LOC-Citibank N.A.,
  1.83%, 5/1/34 ..........................................................................   400,000     400,000         4.1%
Housing Finance Authority, Revenue, Housing Mortgage Finance Program, Ser. D-1,
 AMBAC Insured, 1.85%, 11/15/23 ..........................................................   400,000     400,000         4.1%
Sunshine State Governmental Funding Commission, Revenue, AMBAC Insured, 1.87%, 7/1/16 ....   400,000     400,000         4.1%
Development Financing Authority Revenue, Chicago Educational TV Association Ser. A,
 LOC-Lasalle Bank N.A., 1.87%, 11/1/14 ...................................................   400,000     400,000         4.1%
Development Financing Authority Revenue, World Communications, Inc.,
 LOC-Lasalle Bank N.A., 1.87%, 8/1/15 ....................................................   400,000     400,000         4.1%
Educational Facilities Authority, Revenue, DePaul University, Ser. CP-1,
 LOC-Northern Trust Co., 1.87%, 4/1/26 ...................................................   400,000     400,000         4.1%
Health Facilities Authority, Revenue, Northwestern Memorial Hospital, SPA-JP
 Morgan Chase Bank, 1.87%, 8/15/25 .......................................................   400,000     400,000         4.1%
Health Facilities Authority, Revenue, Saint Lukes Medical Center, MBIA Insured, 1.88%,
  11/15/23 ...............................................................................   400,000     400,000         4.1%
State Health and Educational Facilities Authority, Revenue,
 Medical Research Facilities--Stower Institute, MBIA Insured, 1.85%, 7/1/35 ..............   400,000     400,000         4.1%
New York State Energy Research and Development Authority, Revenue, Consolidated Edison,
 Ser. C-3, LOC-Citibank N.A., 1.86%, 11/1/39 .............................................   400,000     400,000         4.1%
Housing Finance Agency, Revenue, Single Family Mortgage, Ser. A, General Obligations,
  1.70%, 4/1/05 ..........................................................................   400,000     400,000         4.1%
---------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Asset Allocation -- Percentage of Net Assets

  [The following data was represented as a pie chart in the printed material.]

Municipal Securities
Short-Term, Cash & Other       100.0%

--------------------------------------------------------------------------------
Quality Diversification -- Credit Quality expressed as a Percentage of Net
Assets

Aaa                                           14.2%
Aa1                                            7.6%
Aa2                                            4.1%
VMIG-1, MIG-1, P-1                            75.7%
                                             -----
Total Investments                            101.6%
Liabilities in excess of other assets         -1.6%
                                             -----
Total Net Assets                             100.0%
                                             -----

Source: Moody's ratings, defaulting to S&P when not rated.
Credit Quality is subject to change.


--------------------------------------------------------------------------------
8

                                            The Value Line Tax Exempt Fund, Inc.
Schedule of Investments                                        February 28, 2005
--------------------------------------------------------------------------------

   Principal                                                                          Rating
    Amount                           National Bond Portfolio                        (Unaudited)        Value
-----------------------------------------------------------------------------------------------------------------
LONG-TERM MUNICIPAL SECURITIES (95.4%)
               ALASKA (2.8%)
               Housing Finance Corp.:
 $ 1,115,000     Collateralized Veteran's Mortgage Revenue, 1st Ser.,
                   GNMA/FNMA/FHLMC Collateral, 6.00%, 6/1/15 ....................         Aaa      $  1,157,080
   1,000,000   General Housing, Revenue, Ser. A, FGIC, 5.00%, 12/1/26 ...........         Aaa         1,044,700
     400,000   International Airports Revenues, Ser. B, AMBAC Insured,
                 5.75%, 10/1/17 .................................................         Aaa           455,388
     910,000   Mortgage Revenue, Refunding, Ser. A-1, General Obligations,
               5.50%, 12/1/17 ...................................................         Aaa           923,377
                                                                                                   ------------
                                                                                                      3,580,545
                                                                                                   ------------
               ARIZONA (3.3%)
   2,950,000   Salt River Project Agriculture Improvement and Power, Certificates
                 Participation, MBIA Insured, 5.00%, 12/1/12 ....................         Aaa         3,226,622
     900,000   School Facilities Board, Certificates of Participation, Ser. C,
                 FSA Insured, 5.00%, 9/1/13 .....................................         Aaa           983,088
                                                                                                   ------------
                                                                                                      4,209,710
                                                                                                   ------------
               ARKANSAS (0.4%)
     440,000   State Development Financial Authority, Single-Family Mortgage
                 Revenue, Mortgage-Backed, Securities Program, Ser. D,
                 GNMA/FNMA Collateral, 5.30%, 7/1/24 ............................         AA*           457,420
                                                                                                   ------------
               CALIFORNIA (0.9%)
   1,000,000   Kings River Conservative District, Certificates of Participation,
                 Peaking Project, 5.00%, 5/1/13 .................................         aa1         1,075,810
                                                                                                   ------------
               COLORADO (3.9%)
   1,645,000   Douglas County School District No. Re-1, Douglas & Elbert Countys,
                 Improvement, General Obligations Unlimited, Ser. B, FSA Insured,
                 5.00%, 12/15/17 ................................................         Aaa         1,785,499
     900,000   Educational and Cultural Facilities Authority, Revenue, Student
                 Housing University of Colorado Funding Project, AMBAC Insured,
                 5.375%, 7/1/16 .................................................         Aaa           997,317
   2,000,000   Jefferson County School District No. R-001, General Obligations
                 Unlimited, FSA Insured, 5.00%, 12/15/21 ........................         Aaa         2,142,240
                                                                                                   ------------
                                                                                                      4,925,056
                                                                                                   ------------

See Notes to Financial Statements.


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                                                                               9

The Value Line Tax Exempt Fund, Inc.
Schedule of Investments
--------------------------------------------------------------------------------

  Principal                                                                              Rating
    Amount                            National Bond Portfolio                         (Unaudited)       Value
----------------------------------------------------------------------------------------------------------------
              FLORIDA (3.4%)
 $  500,000   Hillsborough County School District Sales Tax, Revenue,
                 AMBAC Insured, 5.00%, 10/1/20 .....................................       Aaa     $  539,220
    195,000   Lee County, Housing Finance Authority Single Family Revenue,
                 Multi-County Program, Ser. A, GNMA/FNMA/FHLMC Collateral,
                 7.45%, 9/1/27 .....................................................      AAA*        195,059
    730,000   Pinellas County, Housing Finance Authority Single Family Mortgage
                 Revenue, GNMA/FNMA Collateral, 5.30%, 9/1/21 ......................       Aaa        764,770
  2,500,000   Polk County Transportation Improvement, Revenue, FSA Insured,
                 5.00%, 12/1/25 ....................................................       Aaa      2,744,050
                                                                                                   ----------
                                                                                                    4,243,099
                                                                                                   ----------
              HAWAII (1.9%)
  2,000,000   Department of Budget and Finance, Special Purpose Mortgage
                 Revenue, Kapiolani Health Care System, MBIA Insured,
                 6.40%, 7/1/13 .....................................................       Aaa      2,386,000
                                                                                                   ----------
              ILLINOIS (6.2%)
  1,000,000   Chicago Board of Education, Albany Park Academy Project, General
                 Obligations Unlimited, Ser. F, MBIA Insured, 5.75%, 12/1/24 .......       Aaa      1,138,440
  1,000,000   Chicago General Obligations Unlimited, Ser. A, FSA Insured,
                 5.25%, 1/1/15 .....................................................       Aaa      1,107,180
  1,000,000   Chicago Transit Authority, Revenue, Federal Transit Administration
                 Section 5307-A, AMBAC Insured, 5.25%, 6/1/15 ......................       Aaa      1,115,240
  2,000,000   Cook County General Obligations Unlimited, Ser. A, MBIA Insured,
                 6.25%, 11/15/13 ...................................................       Aaa      2,371,880
    645,000   Illinois Housing Development Authority Revenue, Homeowner
                 Mortgage, Subser. A-1, 4.10%, 8/1/17 ..............................       Aa2        641,259
    335,000   Illinois State, General Obligations Unlimited, First Series,
                 MBIA Insured, 5.375%, 7/1/20 ......................................       Aaa        369,411
  1,000,000   Illinois State Sales Tax, Revenue, 5.00%, 6/15/24 ....................       Aa3      1,061,100
                                                                                                   ----------
                                                                                                    7,804,510
                                                                                                   ----------
              INDIANA (3.0%)
  3,000,000   Office Building Commission, Capital Complex, Revenue,
                 Ser. B, MBIA Insured, 7.40%, 7/1/15 ...............................       Aaa      3,844,350
                                                                                                   ----------
              IOWA (0.5%)
    560,000   Financial Authority Single Family Mortgage Revenue,
                 Ser. A, GNMA/FNMA Collateral, 5.00%, 7/1/22 .......................       Aaa        576,957
                                                                                                   ----------

See Notes to Financial Statements.


--------------------------------------------------------------------------------
10

                                            The Value Line Tax Exempt Fund, Inc.
                                                               February 28, 2005
--------------------------------------------------------------------------------

   Principal                                                                               Rating
     Amount                             National Bond Portfolio                         (Unaudited)       Value
-------------------------------------------------------------------------------------------------------------------
                 LOUISIANA (4.7%)
 $  1,350,000    Housing Finance Agency, Multi-Family Mortgage Revenue,
                   FSA Insured, 3.95%, 12/1/12 .......................................          Aaa     $1,378,917
      900,000    Jefferson Parish Home Mortgage Authority, Single Family Revenue,
                   Ser. A, GNMA/FNMA Collateral, 4.70%, 6/1/15 .......................         AAA*        928,872
    3,149,000    New Orleans Home Mortgage Authority, Special Obligations,
                   6.25%, 1/15/11 ....................................................          Aaa      3,584,034
                                                                                                        ----------
                                                                                                         5,891,823
                                                                                                        ----------
                 MAINE (1.3%)
                 Housing Authority Mortgage Purchase Revenue:
    1,215,000      Ser. D-1, 3.90%, 11/15/12 .........................................          Aa1      1,241,366
      400,000      Ser. D-1, 4.00%, 11/15/15 .........................................          Aa1        399,636
                                                                                                        ----------
                                                                                                         1,641,002
                                                                                                        ----------
                 MASSACHUSETTS (4.2%)
    4,475,000    Development Finance Agency, Revenue, Boston University,
                   Ser. P, General Obligations, 6.00%, 5/15/59 .......................           A3      5,324,176
                                                                                                        ----------
                 MICHIGAN (0.8%)
      265,000    State Building Authority, State Police Commission System, Revenue,
                   MBIA Insured, 4.65%, 10/1/19 ......................................          Aaa        276,326
      775,000    State Housing Authority Rental, Revenue, Ser. A, MBIA Insured,
                   5.30%, 10/1/37 ....................................................          Aaa        787,609
                                                                                                        ----------
                                                                                                         1,063,935
                                                                                                        ----------
                 MINNESOTA (2.8%)
      685,000    Housing Finance Agency, Residential Housing Revenue, Ser. I,
                   5.10%, 7/1/20 .....................................................          Aa1        714,852
      710,000    Housing Finance Agency, Single Family Mortgage Revenue,
                   Ser. A, MBIA Insured, 5.35%, 7/1/17 ...............................          Aaa        742,788
    1,885,000    St. Paul, Port Authority Lease Revenue, 5.00%, 12/1/12 ..............          Aa2      2,067,091
                                                                                                        ----------
                                                                                                         3,524,731
                                                                                                        ----------
                 MISSISSIPPI (0.7%)
      800,000    Home Corp. Single Family Revenue, Ser. A-2, GNMA/FNMA
                   Collateral, 5.30%, 12/1/23 ........................................          Aaa        831,088
                                                                                                        ----------

See Notes to Fin ancial Statements.


--------------------------------------------------------------------------------

The Value Line Tax Exempt Fund, Inc.
Schedule of Investments
--------------------------------------------------------------------------------

  Principal                                                                                Rating
    Amount                             National Bond Portfolio                          (Unaudited)       Value
------------------------------------------------------------------------------------------------------------------
              NEBRASKA (1.1%)
 $  540,000   Investment Finance Authority, Single Family Mortgage Revenue,
                Ser. D, GNMA/FNMA/FHLMC Collateral, 5.25%, 9/1/22 ...................         AAA*     $  559,186
    800,000   Municipal Energy Agency, Power Line Supply Systems Revenue,
                Ser. A, FSA Insured, 5.25%, 4/1/23 ..................................          Aaa        867,472
                                                                                                       ----------
                                                                                                        1,426,658
                                                                                                       ----------
              NEW JERSEY (3.6%)
  1,000,000   State Housing and Mortgage Finance Agency, Multi-Family, Revenue,
                Ser. D, FGIC Insured, 4.60%, 11/1/25 ................................         AAA*        998,620
  1,195,000   State Housing and Mortgage Finance Agency, Revenue, Capital
                Funding Program, Ser. A, FSA Insured, 4.70%, 11/1/25 ................          Aaa      1,211,348
    730,000   State Housing and Mortgage Finance Agency, Single Family Revenue,
                Ser. H, 4.25%, 10/1/13 ..............................................          Aa2        741,541
  1,500,000   Newark Housing Authority, Port Authority Marine Terminal, Revenue,
                MBIA Insured, 5.25%, 01/01/15 .......................................          Aaa      1,657,215
                                                                                                       ----------
                                                                                                        4,608,724
                                                                                                       ----------
              NEW MEXICO (1.2%)
  1,525,000   Mortgage Finance Authority, Revenue, Single Family Mortgage
                Program-D, FNMA/GNMA/FHLMC Collateral, 4.65%, 7/1/15 ................         AAA*      1,571,314
                                                                                                       ----------
              NEW YORK (5.7%)
                Dormitory Authority, Note Revenue:
    500,000   FHA Insured Mortgage, Montefiore Hospital, FGIC Insured,
                5.00%, 2/1/13 .......................................................          Aaa        545,465
  1,500,000   Hospital Insured Mortgage, FSA Insured, Ser. A, 5.25%, 8/15/19 ........          Aaa      1,639,080
  1,000,000   General Obligations Unlimited, Ser. E, FSA Insured, 5.00%, 11/1/13 ....          Aaa      1,097,460
    260,000   General Obligations Unlimited, Ser. G, XLCA Insured, 5.50%, 8/1/12 ....          Aaa        291,083
  1,000,000   General Obligations Unlimited, Ser. K, FSA Insured, 5.00%, 8/1/15 .....          Aaa      1,092,870
    635,000   Housing Development Corp., Multi-Family Housing, Revenue,
                Ser. H-2, 5.00%, 11/1/24 ............................................          Aa2        637,858
  1,000,000   New York State Urban Development Corp., Revenue, St. Pers Income
                Tax, FACS-A-1, FGIC Insured, 5.00%, 3/15/25 .........................          Aaa      1,051,990
    500,000   Port Authority New York and New Jersey Consolidated, Revenue,
                127th Ser., AMBAC Insured, 5.00%, 12/15/21 ..........................          Aaa        523,115
    325,000   State Housing Finance Agency, Multi-Family Mortgage Revenue,
                Ser. C, FHA Insured, 6.45%, 8/15/14 .................................          Aa2        325,549
                                                                                                       ----------
                                                                                                        7,204,470
                                                                                                       ----------

See Notes to Financial Statements.


--------------------------------------------------------------------------------
12

                                            The Value Line Tax Exempt Fund, Inc.
                                                               February 28, 2005
--------------------------------------------------------------------------------

   Principal                                                                                  Rating
     Amount                              National Bond Portfolio                           (Unaudited)       Value
----------------------------------------------------------------------------------------------------------------------
                NORTH CAROLINA (0.8%)
 $  1,000,000   Winston Salem Water and Sewer Systems, Revenue, 5.00%, 6/1/24 .........              Aa2   $1,064,340
                                                                                                           ----------
                NORTH DAKOTA (1.0%)
                Housing Finance Agency, Housing Finance Program, Home Mortgage
                  Finance Program Refunding Bonds:
      285,000     Ser. A, 6.20%, 7/1/14 ...............................................              Aa2      301,849
      990,000     Ser. B, 5.30%, 7/1/24 ...............................................              Aa2    1,026,086
                                                                                                           ----------
                                                                                                            1,327,935
                                                                                                           ----------
                OHIO (0.5%)
                Housing and Community Service Department, Single-Family Revenue,
      270,000     Ser. A-2, 5.50%, 9/1/22 .............................................              Aaa      285,080
      380,000     Ser. F, 5.625%, 9/1/16 ..............................................              Aaa      386,726
                                                                                                           ----------
                                                                                                              671,806
                                                                                                           ----------
                OREGON (3.8%)
    1,570,000   Klamath Falls, Senior Lien Electric Revenue Refunding, Klamath
                  Cogen, 5.50%, 1/1/07 ................................................            NR(2)    1,611,040
      100,000   State Housing and Community Services Department, Revenue,
                  Multiple Purposes, Ser. A, FSA Insured, 4.30%, 7/1/24 ...............              Aaa       98,063
    3,055,000   State Housing and Community Services Mortgage Revenue,
                  Single Family Mortgage, Ser. L, 5.90%,7/1/31 ........................              Aa2    3,084,267
                                                                                                           ----------
                                                                                                            4,793,370
                                                                                                           ----------
                PENNSYLVANIA (4.2%)
    1,000,000   Philadelphia Gas Works, Revenue, Eighteenth Series, Assured
                  Guaranty, 5.00%, 8/1/13 .............................................              Aa1    1,080,030
    1,650,000   Philadelphia School District, General Obligations Unlimited,
                  Ser. B, FGIC Insured, 5.625%, 8/1/13 ................................              Aaa    1,854,864
      335,000   Pittsburgh Urban Redevelopment Authority, Mortgage Revenue,
                  Ser. B, 4.50%, 4/1/26 ...............................................              Aa1      335,392
    1,890,000   Washington County Authority, Capital Funding Revenue, Capital Project
                  and Equipment Program, AMBAC Insured, 6.15%, 12/1/29 ................              Aaa    2,008,938
                                                                                                           ----------
                                                                                                            5,279,224
                                                                                                           ----------

See Notes to Financial Statements.


--------------------------------------------------------------------------------

The Value Line Tax Exempt Fund, Inc.
Schedule of Investments
--------------------------------------------------------------------------------

   Principal                                                                                 Rating
    Amount                              National Bond Portfolio                           (Unaudited)       Value
---------------------------------------------------------------------------------------------------------------------
               SOUTH CAROLINA (2.3%)
 $ 1,390,000   Piedmont Municipal Power Agency, Electric Revenue, Unrefunded
                 Balance Ser. A, FGIC Insured, 6.50%, 1/1/14 .........................           Aaa     $ 1,664,900
   1,150,000   State Housing Finance and Development Authority, Revenue,
                 Ser. A-2, FSA Insured, 5.00%, 7/1/20 ................................           Aaa       1,201,428
                                                                                                         -----------
                                                                                                           2,866,328
                                                                                                         -----------
               SOUTH DAKOTA (5.3%)
   2,580,000   Heartland Consumers Power Distribution, Electric Utility,
                 FSA Insured, 6.00%, 1/1/17 ..........................................           Aaa       3,054,720
               Housing Development Authority, Homeownership Mortgage Revenue:
   1,500,000     Ser. C, 5.35%, 5/1/22 ...............................................           Aa1       1,583,940
   1,500,000     Ser. D, 5.25%, 5/1/17 ...............................................           Aa1       1,595,250
     455,000     Ser. G, 3.95%, 5/1/12 ...............................................           Aa1         466,129
                                                                                                         -----------
                                                                                                           6,700,039
                                                                                                         -----------
               TENNESSEE (0.2%)
     250,000   Housing Development Agency Homeownership, Revenue, General
                 Obligations, 5.00%, 7/1/17 ..........................................           Aa2         258,863
                                                                                                         -----------
               TEXAS (10.7%)
   1,935,000   Bexar County Revenue, Venue Project, MBIA Insured, 5.75%, 8/15/22                 Aaa       2,086,259
   1,165,000   Corpus Christi Utility System, Revenue, FSA Insured, 5.25%, 7/15/19 ...           Aaa       1,292,812
   1,660,000   Denton Utility Systems, Revenue, MBIA Insured, 5.00%, 12/1/13 .........           Aaa       1,821,003
   1,000,000   Houston Airport System, Revenue, Sub Lien, FSA Insured,
                 5.50%, 7/1/20 .......................................................           Aaa       1,107,970
   3,000,000   Lubbock, Housing Finance Corp., Single Family Mortgage Revenue,
                 Refunding, Ser. A, GNMA Collateral, 8.00%, 10/1/21 ..................          AAA*       4,388,100
   1,200,000   Mansfield Independent School District, School Building, General
                 Obligation Unlimited, PSF Guaranteed, 5.00%, 2/15/20 ................           Aaa       1,272,876
   1,000,000   State Department Housing and Community Affairs, Single Family
                 Revenue, Ser. C, FSA Insured, 5.00%, 3/1/35 .........................           Aaa       1,037,550
     500,000   University Texas, University Revenue Ser. D, 5.25%, 8/15/13 ...........           Aaa         558,950
                                                                                                         -----------
                                                                                                          13,565,520
                                                                                                         -----------
               UTAH (2.4%)
               Housing Corp., Single Family Mortgage Revenue:
     570,000     Ser. A-1-CL-111, 5.125%, 7/1/24 .....................................           Aa3         579,496
   1,435,000     Ser. C-CL-111, 5.00%, 7/1/25 ........................................           Aa3       1,463,815
     985,000     Ser. G-CL-111, 5.10%, 1/1/26 ........................................           Aa3       1,000,041
                                                                                                         -----------
                                                                                                           3,043,352
                                                                                                         -----------

See Notes to Financial Statements.


--------------------------------------------------------------------------------
14

                                            The Value Line Tax Exempt Fund, Inc.
                                                               February 28, 2005
--------------------------------------------------------------------------------

  Principal                                                                            Rating
   Amount                           National Bond Portfolio                         (Unaudited)         Value
------------------------------------------------------------------------------------------------------------------
             VIRGINIA (0.3%)
 $  400,000  Housing Development Authority, Commonwealth Mortgage Revenue,
               Ser. A, General Obligations, 4.85%, 10/1/21 .........................         Aaa    $    409,324
                                                                                                    ------------
             WASHINGTON (6.1%)
  1,000,000  Energy Northwest Electric Revenue, Columbia Generating Station,
               Ser. C, MBIA Insured, 5.25%, 7/1/12 .................................         Aaa       1,105,570
  1,765,000  Grant County Public Utility District No. 002, Wanapum Hydro
               Electric, Revenue, Ser. A, FGIC Insured, 5.00%, 1/1/22 ..............         Aaa       1,871,924
  1,000,000  Kings County School District Revenue, Ser. B, FSA Insured,
               5.00%, 12/1/13 ......................................................         Aaa       1,093,080
             State Certificates of Participation, Department of Personnel, Ser. D:
  1,610,000  MBIA Insured, 4.00%, 7/7/12 ...........................................         Aaa       1,653,261
  1,905,000  MBIA Insured, 4.25%, 7/1/13 ...........................................         Aaa       1,980,914
                                                                                                    ------------
                                                                                                       7,704,749
                                                                                                    ------------
             WISCONSIN (5.4%)
  4,635,000  Badger Tobacco Securitization Corp., Asset Backed Revenue,
               6.125%, 6/1/27 ......................................................        Baa3       4,763,019
             Housing and Economic Development Authority, Homeownership
               Revenue:
  1,755,000    General Obligations, 5.80%, 9/1/17 ..................................         Aa2       1,796,857
    255,000    5.75%, 9/1/27 .......................................................         Aa2         260,949
                                                                                                    ------------
                                                                                                       6,820,825
                                                                                                    ------------
             TOTAL LONG-TERM MUNICIPAL SECURITIES
               (COST $116,411,475) .................................................                $120,697,053
                                                                                                    ------------

See Notes to Financial Statements.


--------------------------------------------------------------------------------

The Value Line Tax Exempt Fund, Inc.
Schedule of Investments
--------------------------------------------------------------------------------

  Principal                                                                                Rating
   Amount                             National Bond Portfolio                           (Unaudited)          Value
-----------------------------------------------------------------------------------------------------------------------
SHORT-TERM MUNICIPAL SECURITIES (4.7%)
 $  700,000  California State, General Obligations Unlimited, Ser. A-3
               LOC-WESTLB AG, 1.80%, 3/1/05 .........................................     VMIG-1 (1)       $    700,000
  1,000,000  Iowa State, Tax and Revenue Anticipation Notes, 3.00%, 6/30/05 .........          MIG-1          1,003,442
  1,100,000  New York, New York City General Obligations Unlimited,
               Ser. B, Subser. B4, MBIA Insured, 1.80%, 3/1/05 ......................     VMIG-1 (1)          1,100,000
    700,000  New York, New York City General Obligations Unlimited,
               Ser. B, Subser. B7, AMBAC Insured, 1.80%, 3/1/05 .....................     VMIG-1 (1)            700,000
  2,400,000  New York, New York City General Obligations Unlimited,
               Subser. A-8, LOC-Morgan Guaranty Trust, 1.80%, 3/1/05 ................     VMIG-1 (1)          2,400,000
                                                                                                           ------------
             TOTAL SHORT-TERM MUNICIPAL SECURITIES
               (COST $5,903,442) ....................................................                         5,903,442
                                                                                                           ------------
             TOTAL MUNICIPAL SECURITIES (100.1%)
               (COST $122,314,917) ..................................................                       126,600,495
                                                                                                           ------------
             LIABILITIES LESS CASH AND OTHER ASSETS (-0.1%) .........................                          (121,538)
                                                                                                           ------------
             NET ASSETS (100.0%) ....................................................                      $126,478,957
                                                                                                           ============
             NET ASSET VALUE, OFFERING AND REDEMPTION PRICE,
               PER OUTSTANDING SHARE ($126,478,957 [divided by] 11,865,582
               shares outstanding) ..................................................                      $      10.66
                                                                                                           ============

Rated by Moody's Investors Service except for those marked by an asterisk (*) which are rated by Standard & Poor's.

(1) Variable rate notes are considered short-term obligations. Interest rates change periodically every (1) 1 day. These securities are payable on demand on interest rate refix dates and are secured by either letters of credit or other credit support agreements from banks. The rates listed are as of February 28, 2005.

(2)  Security not rated

See Notes to Financial Statements.


--------------------------------------------------------------------------------
16

                                            The Value Line Tax Exempt Fund, Inc.
Schedule of Investments                                        February 28, 2005
--------------------------------------------------------------------------------

  Principal                                                                            Rating
   Amount                            Money Market Portfolio                         (Unaudited)        Value
----------------------------------------------------------------------------------------------------------------
SHORT-TERM MUNICIPAL SECURITIES (101.6%)
               CALIFORNIA (4.1%)
 $ 400,000     State General Obligations Unlimited, Public University,
                 Ser. B-5, LOC-Citibank N.A., 1.83%, 5/1/34 ....................   VM1G-1 (2)      $  400,000
                                                                                                   ----------
               CONNECTICUT (4.1%)
   400,000     Housing Finance Authority, Revenue, Housing Mortgage Finance
                 Program, Ser. D-1, 1.85%, AMBAC Insured, 11/15/23 .............   VMIG-1 (2)         400,000
                                                                                                   ----------
               FLORIDA (9.3%)
   300,000     Indian Trace Development District Special Assessment,
                 Revenue, Water Management Special Benefit, MBIA Insured,
                 2.50%, 5/1/05 .................................................          Aaa         300,247
   200,000     State Board of Education, General Obligations Unlimited,
                 Public Education, Ser. F, FSA Insured, 6.10%, 6/1/05 ..........          Aaa         208,285
   400,000     Sunshine State Governmental Funding Commission, Revenue,
                 AMBAC Insured, 1.87%, 7/1/16 ..................................   VMIG-1 (2)         400,000
                                                                                                   ----------
                                                                                                      908,532
                                                                                                   ----------
               ILLINOIS (30.6%)
   500,000     Chicago Board of Education, General Obligations Unlimited Tax,
                 Ser. D, FSA Insured, 1.87%, 3/1/32 ............................   VMIG-1 (2)         500,000
   400,000     Development Financing Authority Revenue, Chicago
                 Educational TV Association Ser. A, LOC-Lasalle Bank N.A.,
                 1.87%, 11/1/14 ................................................   VMIG-1 (2)         400,000
   400,000     Development Financing Authority Revenue, World Communications,
                 Inc. LOC-Lasalle Bank N.A., 1.87%, 8/1/15 .....................   VMIG-1 (2)         400,000
   400,000     Educational Facilities Authority, Revenue, DePaul University,
                 Ser. CP-1, LOC-Northern Trust Co., 1.87%, 4/1/26 ..............   VMIG-1 (2)         400,000
   400,000     Health Facilities Authority, Revenue, Northwestern Memorial
                 Hospital, SPA-JP Morgan Chase Bank, 1.87%, 8/15/25 ............   VMIG-1 (2)         400,000
   400,000     Health Facilities Authority, Revenue, Saint Lukes Medical Center,
                 MBIA Insured, 1.88%, 11/15/23 .................................   VMIG-1 (2)         400,000
   500,000     Village of Schaumburg, General Obligations Unlimited Tax,
                 Ser. B, SPA-Northern Trust Co., 1.87%, 12/1/15 ................   VMIG-1 (2)         500,000
                                                                                                   ----------
                                                                                                    3,000,000
                                                                                                   ----------

See Notes to Financial Statements.

--------------------------------------------------------------------------------

The Value Line Tax Exempt Fund, Inc.
Schedule of Investments
--------------------------------------------------------------------------------

  Principal                                                                            Rating
   Amount                            Money Market Portfolio                         (Unaudited)        Value
---------------------------------------------------------------------------------------------------------------
               KENTUCKY (3.6%)
 $ 355,000     Ohio County Pollution Central, Revenue, Big Rivers Electric
                 Corporation Project, AMBAC Insured, 1.87%, 6/1/13 ..............   VMIG1 (2)      $  355,000
                                                                                                   ----------
               MASSACHUSETTS (10.6%)
   450,000     Concord, Board Anticipation Notes, General Obligations
                 Unlimited, 2.50%, 3/2/05 .......................................       MIG-1         450,012
   288,000     State Health and Education Facilities Authority, Revenue, Capital
                 Asset Program, Ser. D, MBIA Insured, 1.80%, 1/1/35 .............  VM1G-1 (1)         288,000
   300,000     Water Resources Authority, Revenue, Multi-Modal Sub General,
                 Ser. A, AMBAC Insured, 1.87%, 8/1/28 ...........................  VMIG-1 (2)         300,000
                                                                                                   ----------
                                                                                                    1,038,012
                                                                                                   ----------
               MISSOURI (4.1%)
   400,000     State Health and Educational Facilities Authority, Revenue
                 Medical Research Facilities -- Stower Institute, MBIA
                 Insured, 1.85%, 7/1/35 .........................................  VM1G-1 (2)         400,000
                                                                                                   ----------
               NEW JERSEY (3.5%)
   350,000     Newark, General Obligations Unlimited, FSA Insured,
                 3.00%, 10/1/05 .................................................         Aaa         351,638
                                                                                                   ----------
               NEW YORK (16.6%)
   300,000     Long Island Power Authority, Electric System, Revenue,
                 Ser. E, FSA Insured, 1.84%, 12/1/29 ............................  VMIG-1 (2)         300,000
   100,000     New York City Municipal Water Finance Authority,
                 Water & Sewer System, Revenue, Ser. C, FGIC Insured,
                 1.80%, 6/15/23 .................................................  VMIG-1 (1)         100,000
   200,000     New York City Municipal Water Finance Authority, Revenue,
                 FGIC Insured, 1.80%, 6/15/22 ...................................  VM1G-1 (1)         200,000
   100,000     New York State, General Obligations Unlimited, Ser. B,
                 Subser. B4, MBIA Insured, 1.80%, 8/15/23 .......................  VMIG-1 (1)         100,000
   300,000     New York State Dormitory Authority, Revenue, Mental Health
                 Services, Subser. D-2C, MBIA Insured, 1.84%, 2/15/31 ...........      Aaa(2)         300,000
   400,000     New York State Energy Research and Development Authority,
                 Revenue, Consolidated Edison, Ser. C-3, LOC-Citibank N.A.,
                 1.86%, 11/1/39 .................................................  VMIG-1 (2)         400,000
   230,000     New York State Housing Finance Agency, Revenue,
                 Ocean Park Apartments Housing, Ser. B, FNMA Collateral,
                 2.20%, 11/15/05 ................................................         Aaa         229,780
                                                                                                   ----------
                                                                                                    1,629,780
                                                                                                   ----------

See Notes to Financial Statements.


--------------------------------------------------------------------------------
18

                                            The Value Line Tax Exempt Fund, Inc.
                                                               February 28, 2005
--------------------------------------------------------------------------------

  Principal                                                                           Rating
   Amount                           Money Market Portfolio                         (Unaudited)        Value
---------------------------------------------------------------------------------------------------------------
               PENNSYLVANIA (4.1%)
 $ 400,000     Housing Finance Agency, Revenue, Single Family Mortgage,
                 Ser. A, General Obligations, 1.70%, 4/1/05 ....................          Aa2      $  400,000
                                                                                                   ----------
               TEXAS (5.1%)
   500,000     State General Obligations Unlimited, College Student Loan,
                 SPA-Landesbank Hessen, 1.80%, 7/1/05 ..........................          Aa1         500,000
                                                                                                   ----------
               VIRGINIA (2.4%)
   235,000     Loudoun County, Industrial Development Authority, Revenue,
                 Howard Hughes Medical Centers, Ser. E, 1.80%, 2/15/38 .........   VMIG-1 (1)         235,000
                                                                                                   ----------
               WASHINGTON (2.5%)
   250,000     State General Obligations Unlimited, Ser. B and AT-7,
                 6.00%, 6/1/05 .................................................          Aa1         252,760
                                                                                                   ----------
               WYOMING (1.0%)
   100,000     Lincoln County Pollution Control, Revenue, Exxon Project,
                 Ser. B, 1.80%, 7/1/17 .........................................      P-1 (1)         100,000
                                                                                                   ----------
               TOTAL SHORT-TERM MUNICIPAL SECURITIES (101.6%)
                 (Cost $9,970,722) .............................................                    9,970,722
                                                                                                   ----------
               LIABILITIES LESS CASH AND OTHER ASSETS (-1.6%) .................                      (157,164)
                                                                                                   ----------
               NET ASSETS (100.0%) ............................................                    $9,813,558
                                                                                                   ==========
               NET ASSET VALUE, OFFERING AND REDEMPTION
                 PRICE, PER OUTSTANDING SHARE ($9,813,558 [divided by]
                 9,829,664 shares outstanding) .................................                   $     1.00
                                                                                                   ==========

Variable rate notes are considered short-term obligations. Interest rates change periodically every (1) 1 day or (2) 7 days. These securities are payable on demand on interest rate refix dates and are secured by either letters of credit or other credit support agreements from banks. The rates listed are as of February 28, 2005.

See Notes to Financial Statements.


--------------------------------------------------------------------------------

The Value Line Tax Exempt Fund, Inc.

Statement of Assets and Liabilities
at February 28, 2005
--------------------------------------------------------------------------------

                                                             Portfolio
                                                   -----------------------------
                                                      National          Money
                                                        Bond            Market
                                                   -----------------------------
                                                           (in thousands)
Assets:
Investment securities, at value (cost
   $122,315 and amortized cost $9,971) ...........     $ 126,600      $   9,971
Cash .............................................            97             31
Interest receivable ..............................         1,272             29
Receivable for securities sold ...................         1,151             --
Receivable for capital shares sold ...............             1            150
Prepaid expenses .................................             7              7
Other receivables ................................            --              1
                                                       ------------------------
     Total Assets ................................       129,128         10,189
                                                       ------------------------
Liabilities:
Payable for securities purchased .................         2,283            352
Dividends payable to shareholders ................           109             --
Payable for capital shares repurchased ...........            48              1
Accrued expenses:
   Advisory fee ..................................            50              4
   Director's fee ................................             7              1
   Service and distribution plan
     fees ........................................            25             --
   Other .........................................           127             17
                                                       ------------------------
     Total Liabilities ...........................         2,649            375
                                                       ------------------------
Net Assets .......................................     $ 126,479      $   9,814
                                                       ========================
Net Assets
Capital stock, at $.01 par value
   (Authorized 65,000,000 shares and
   125,000,000 shares, respectively;
   outstanding 11,865,582 shares and
   9,829,664 shares, respectively) ...............     $     119      $      98
Additional paid-in capital .......................       121,688          9,723
Undistributed net investment income ..............            41              1
Accumulated net realized gain (loss)
   on investments ................................           346             (8)
Net unrealized appreciation
   of investments ................................         4,285             --
                                                       ------------------------
Net Assets .......................................     $ 126,479      $   9,814
                                                       ========================
Net Asset Value, Offering and
   Redemption Price, per
   Outstanding Share
   ($126,478,957 [divided by] 11,865,582
   shares outstanding and
   $9,813,558 [divided by] 9,829,664 shares
   outstanding, respectively) ....................     $   10.66      $    1.00
                                                       ========================

Statement of Operations
for the Year Ended February 28, 2005
--------------------------------------------------------------------------------

                                                             Portfolio
                                                   -----------------------------
                                                      National          Money
                                                        Bond            Market
                                                   -----------------------------
                                                           (in thousands)

Investment Income:
Interest .........................................     $   5,848      $     141
Expenses:
Advisory fee .....................................           657             51
Service and distribution plan fee ................           329             25
Audit and legal fees .............................            81             10
Transfer agent fees ..............................            47             16
Custodian fees ...................................            22              6
Insurance ........................................            18              1
Registration and filing fees .....................            28              8
Printing and stationary ..........................            27              5
Director's fees and expenses .....................            20              1
Postage ..........................................            13              2
Other ............................................            34              7
                                                       ------------------------
   Total expenses before fees waived
     and custody credits .........................         1,276            132

   Less: service and distribution plan
     fee waived ..................................            --            (25)
   Less: custody credits .........................            (5)            (1)
                                                       ------------------------
     Net Expenses ................................         1,271            106
                                                       ------------------------
Net Investment Income ............................         4,577             35
                                                       ------------------------
Realized and Unrealized Gain (Loss)
   on Investments
   Net Realized Gain .............................           574              1
   Change in Net Unrealized
     Appreciation ................................        (3,847)            --
                                                       ------------------------
Net Realized Gain (Loss) and Change
   in Net Unrealized Appreciation
   on Investments ................................        (3,273)             1
                                                       ------------------------
Net Increase in Net Assets from
   Operations ....................................     $   1,304      $      36
                                                       ========================

See Notes to Financial Statements.


--------------------------------------------------------------------------------
20

                                            The Value Line Tax Exempt Fund, Inc.
Statement of Changes in Net Assets
for the Year Ended February 28, 2005 and February 29, 2004
--------------------------------------------------------------------------------

                                                               National Bond                   Money Market
                                                                 Portfolio                       Portfolio
                                                         ---------------------------------------------------------
                                                            2005            2004            2005            2004
                                                         ---------------------------------------------------------
                                                                           (Dollars in thousands)
Operations:
 Net investment income ............................      $   4,577       $   5,326       $      35       $      17
 Net realized gain (loss) on investments ..........            574           1,072               1              (1)
 Change in net unrealized appreciation ............         (3,847)          2,156              --              --
                                                         ---------------------------------------------------------
 Net increase in net assets from operations .......          1,304           8,554              36              16
                                                         ---------------------------------------------------------
Distributions to Shareholders
 Net investment income ............................         (4,568)         (5,303)            (34)            (17)
 Net realized gains ...............................         (1,359)             (6)             --              --
                                                         ---------------------------------------------------------
 Net decrease in net assets from distributions ....         (5,927)         (5,309)            (34)            (17)
                                                         ---------------------------------------------------------
Capital Share Transactions:
 Proceeds from sale of shares .....................         31,478         270,194           3,335           5,725
 Proceeds from reinvestment of distributions
   to shareholders ................................          4,284           3,695              34              17
 Cost of shares repurchased .......................        (54,300)       (292,669)         (4,646)         (5,071)
                                                         ---------------------------------------------------------
 Net increase (decrease) in net assets from capital
   share transactions .............................        (18,538)        (18,780)         (1,277)            671
                                                         ---------------------------------------------------------
Total Increase (Decrease) in Net Assets ...........        (23,161)        (15,535)         (1,275)            670
Net Assets:
 Beginning of year ................................        149,640         165,175          11,089          10,419
                                                         ---------------------------------------------------------
 End of year ......................................      $ 126,479       $ 149,640       $   9,814       $  11,089
                                                         =========================================================
Undistributed Net Investment Income at
 end of year ......................................      $      41       $      32       $       1       $      --
                                                         =========================================================

See Notes to Financial Statements.


--------------------------------------------------------------------------------

The Value Line Tax Exempt Fund, Inc.
Notes to Financial Statements                       February 28, 2005
--------------------------------------------------------------------------------

1. Significant Accounting Policies

The Value Line Tax Exempt Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company, comprised of the National Bond and Money Market Portfolios. The primary investment objective of the National Bond Portfolio is to provide investors with the maximum income exempt from federal income taxes while avoiding undue risk to principal by investing primarily in investment-grade municipal securities. The primary objective of the Money Market Portfolio is to preserve principal and provide income by investing in high-quality, tax-exempt money market instruments. The ability of the issuers of the securities held by the Fund to meet their obligations may be affected by economic or political developments in a specific state or region. The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Fund in the preparation of its financial statements. Generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

(A) Security Valuation: National Bond Portfolio -- The investments are valued each business day by an independent pricing service (the "Service") approved by the Board of Directors. Investments for which quoted bid prices in the judgment of the Service are readily available and are representative of the bid side of the market are valued at quotations obtained by the Service from dealers in such securities. Other investments (which constitute a majority of the portfolio securities) are valued by the Service, based on methods that include consideration of yields or prices of municipal securities of comparable quality, coupon, maturity, and type; indications as to values from dealers; and general market conditions. Short-term instruments maturing within 60 days are valued at amortized cost, which approximates market value. Other assets and securities for which no quotations are readily available will be valued in good faith at their fair value using methods determined by the Board of Directors.

Money Market Portfolio -- Securities are valued on the basis of amortized cost, which approximates market value and does not take into account unrealized capital gains or losses. This involves valuing an instrument at cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. The valuation of securities based upon their amortized cost is permitted by Rule 2a-7 under the Investment Company Act of 1940. The rule requires that the Portfolio maintain a dollar-weighted average portfolio maturity of 90 days or less, purchase instruments that have remaining maturities of 13 months or less only, and invest only in securities determined by the Board of Directors to be of good quality, with minimal credit risks. The Directors have established procedures designed to achieve these objectives.

(B) Distributions: It is the policy of the Fund to declare dividends daily from net investment income. In the Money Market Portfolio, dividends are automatically reinvested each day in additional shares. Dividends credited to a shareholder's account in the National Bond Portfolio are paid monthly. Income earned by the Fund on weekends, holidays, and other days on which the Fund is closed for business is declared as a dividend on the next day on which the Fund is open for business. The Fund expects to distribute any net realized capital gains in either Portfolio at least annually.

The amount of dividends and distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment. Temporary differences do not require reclassification.


--------------------------------------------------------------------------------
22

                                            The Value Line Tax Exempt Fund, Inc.
Notes to Financial Statements                                  February 28, 2005
--------------------------------------------------------------------------------

(C) Federal Income Taxes: It is the policy of the Fund to qualify as a regulated investment company, which can distribute tax-exempt dividends, by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to distribute all of its investment income and capital gains to its shareholders. Therefore, no provision for federal income tax or excise tax is required.

(D) Investments: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for amortization of premium and accretion of discounts on investments, is earned from settlement date and recognized on the accrual basis.

Securities purchased or sold on when-issued or delayed- delivery basis may be settled a month or more after the trade date.

(E) Expenses: Expenses directly attributable to each Portfolio are charged to that Portfolio's operations; expenses that are applicable to both Portfolios are allocated between them.

(F) Representations and Indemnifications: In the normal course of business the Portfolios enter into contracts that contain a variety of representations which provide general indemnifications. The Portfolios' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolios that have not yet occurred. However, based on experience, the Portfolios expect the risk of loss to be remote.

2. Capital Share Transactions

Transactions in capital stock were as follows:

                                                 National Bond Portfolio
                                              ----------------------------
                                                Year Ended       Year Ended
                                               February 28,     February 29,
                                                   2005             2004
                                              ----------------------------
                                                      (in thousands)
Shares sold ..........................          2,972               25,192
Shares issued to
   shareholders in
   reinvestment of
   distributions .....................            402                  342
                                              ----------------------------
                                                3,374               25,534
Shares repurchased ...................         (5,078)             (27,195)
                                              ----------------------------
Net decrease .........................         (1,704)              (1,661)
                                              ============================

                                                  Money Market Portfolio
                                              ----------------------------
                                                Year Ended       Year Ended
                                               February 28,     February 29,
                                                   2005             2004
                                              ----------------------------
                                                      (in thousands)
Shares sold ..........................          3,335                5,725
                                              ----------------------------
Shares issued to
   shareholders in
   reinvestment of
   distributions .....................             34                   16
                                              ----------------------------
                                                3,369                5,741
Shares repurchased ...................         (4,646)              (5,070)
                                              ----------------------------
Net (decrease) increase ..............         (1,277)                 671
                                              ============================


--------------------------------------------------------------------------------

The Value Line Tax Exempt Fund, Inc.
Notes to Financial Statements                                  February 28, 2005
--------------------------------------------------------------------------------

3. Purchases and Sales of Securities
Purchases and sales of municipal securities were as follows:

                                                            National Bond
                                                              Portfolio
                                                            --------------
                                                              Year Ended
                                                             February 28,
                                                                 2005
                                                            --------------
                                                            (in thousands)
PURCHASES:
   Long-term obligations ............................         $114,771
   Short-term obligations ...........................           84,454
                                                              --------
                                                              $199,225
                                                              ========
MATURITIES OR SALES:
   Long-term obligations ............................         $126,241
   Short-term obligations ...........................           90,665
                                                              --------
                                                              $216,906
                                                              ========

                                                             Money Market
                                                              Portfolio
                                                            --------------
                                                              Year Ended
                                                             February 28,
                                                                 2005
                                                            --------------
                                                            (in thousands)
PURCHASES:
   Municipal short-term obligations .................         $ 20,482
                                                              ========
MATURITIES OR SALES:
   Municipal short-term obligations .................         $ 22,125
                                                              ========

4. Income Taxes

At February 28, 2005, information on the tax basis of investment was as follows:

                                             National Bond
                                              Portfolio
                                            --------------
                                            (in thousands)
Cost of investments for tax purposes ....     $ 122,247
                                              =========
Gross tax unrealized appreciation .......     $   4,666
Gross tax unrealized depreciation .......          (313)
                                              ---------
Net tax unrealized appreciation on
   investments ..........................     $   4,353
                                              =========
Undistributed tax exempt income .........     $      81
                                              =========
Undistributed ordinary income ...........     $     346
                                              =========

The National Bond Portfolio's net investment income and net realized gain (loss) differ for financial statement and tax purposes primarily due to differing treatment of bond discounts, premiums and dividends payable.

The tax composition of distributions to shareholders of the National Bond Portfolio for the years ended February 28, 2005 and February 29, 2004 were as follows:

                                             Year Ended       Year Ended
                                             February 28,     February 29,
                                                 2005          2004
                                              ------------------------
                                                   (in thousands)
Tax exempt income .......................     $   4,567      $   5,299
Taxable ordinary income .................           782              4
                                              ------------------------
Long-term capital gains .................     $     578      $       6
                                              ------------------------


--------------------------------------------------------------------------------
24

                                            The Value Line Tax Exempt Fund, Inc.
Notes to Financial Statements                                  February 28, 2005
--------------------------------------------------------------------------------

                                                             Money Market
                                                              Portfolio
                                                           ---------------
                                                            (in thousands)

Cost of investments for tax purposes ...................        $9,971
                                                                ======

Capital loss carryforward expiring:

February 2006 ..........................................        $    2
February 2007 ..........................................             5
February 2008 ..........................................            --*
February 2012 ..........................................             1
                                                                ------
                                                                $    8
                                                                ======

* less than $1,000.

During the year ended February 28, 2005, the Money Market Portfolio utilized a capital loss carryforward of $526.

The tax composition of distributions to shareholders of the Money Market Portfolio for the years ended February 28, 2005 and February 29, 2004 were as follows:

                                      Year Ended       Year Ended
                                     February 28,     February 29,
                                         2005             2004
                                     -----------------------------
                                            (in thousands)
Tax exempt income ...............         $34             $15
Taxable ordinary income .........          --               2
                                          -------------------
                                          $34             $17
                                          ===================

5.   Investment Advisory Contract and Transactions With Affiliates

An advisory fee of $657,006 and $50,720 was paid or payable by the National Bond Portfolio and the Money Market Portfolio, respectively, to Value Line, Inc. (the "Adviser") for the year ended February 28, 2005. The advisory fee is based on average daily net assets of the portfolios of the Fund at an annual rate of ..50%. The Adviser provides research, investment programs, and supervision of the investment portfolio and pays costs of administrative services, office space, equipment, and compensation of administrative, bookkeeping, and clerical personnel necessary for managing the affairs of the Fund. The Adviser also provides persons, satisfactory to the Fund's Board of Directors, to act as officers of the Fund and pays their salaries and wages. The Fund bears all other costs and expenses of its organization and operation.

For the year ended February 28, 2005, the Fund's expenses were reduced by $4,550 and $797 for the National Bond Portfolio and Money Market Portfolio, respectively, under a custody credit arrangement with the custodian.

The Fund has a Service and Distribution Plan (the "Plan"). The Plan, adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, compensates Value Line Securities, Inc., a subsidiary of the Adviser (the "Distributor"), for advertising, marketing and distributing the Fund's shares and for servicing the Fund's shareholders at an annual rate of 0.25% of the Fund's average daily net assets. Fees amounting to $328,503 were paid or payable to the Distributor by the National Bond Portfolio under this Plan for the year ended February 28, 2005. Fees amounting to $25,350 payable to the Distributor by the Money Market Portfolio under this Plan for the year ended February 28, 2005, were voluntarily waived by the Distributor.

Certain officers and directors of the Adviser and the Distributor are also officers and directors of the Fund.

At February 28, 2005, the Adviser and/or affiliated companies owned 59,604 shares of the National Bond Portfolio and 1,046 shares of the Money Market Portfolio representing in each case less than 1% of the outstanding shares. In addition, certain officers and directors of the Fund owned 120,871 shares of the National Bond Portfolio and 6,944 shares of the Money Market Portfolio representing 1.02% and 0.7% of the outstanding shares respectively.


--------------------------------------------------------------------------------

The Value Line Tax Exempt Fund, Inc.
Financial Highlights
--------------------------------------------------------------------------------

Selected data for a share of capital stock outstanding throughout each year:

                                                                          National Bond Portfolio
                                                                    Years Ended on Last Day of February,
                                            -----------------------------------------------------------------------------------
                                                2005              2004              2003              2002              2001
                                            ===================================================================================
Net asset value, beginning of year ......   $     11.03       $     10.84       $     10.68       $     10.51       $      9.79
                                            -----------------------------------------------------------------------------------
Income from investment operations:
 Net investment income ..................          0.37              0.38              0.42              0.45              0.49
 Net gains or losses on securities
   (both realized and unrealized) .......         (0.26)             0.19              0.18              0.17              0.72
                                            -----------------------------------------------------------------------------------
 Total from investment operations .......          0.11              0.57              0.60              0.62              1.21
                                            -----------------------------------------------------------------------------------
Less distributions:
 Dividends from net investment income ...         (0.37)            (0.38)            (0.42)            (0.45)            (0.49)
 Distributions from net realized gains ..         (0.11)            --(+)             (0.02)               --                --
                                            -----------------------------------------------------------------------------------
 Total distributions ....................         (0.48)            (0.38)            (0.44)            (0.45)            (0.49)
                                            -----------------------------------------------------------------------------------
Net asset value, end of year ............   $     10.66       $     11.03       $     10.84       $     10.68       $     10.51
                                            ===================================================================================
Total return ............................          1.14%             5.36%             5.76%             5.97%            12.68%
                                            ===================================================================================
Ratios/Supplemental Data:
Net assets, end of year (in thousands) ..   $   126,479       $   149,640       $   165,175       $   162,128       $   158,139
Ratio of expenses to average net assets .          0.97%(1)           .94%(1)           .91%(1)           .91%(1)           .82%(1)
Ratio of net investment income to average
 net assets .............................          3.48%             3.50%             4.00%             4.28%(3)          4.82%
Portfolio turnover rate .................            93%              166%              134%               76%               94%

(1) Ratio reflects expenses grossed up for custody credit arrangement. The ratio of expenses to average net assets net of custody credits would have been .97%, .94%, .90%, .90%, and .81%, respectively, as of February 28, 2005, February 29, 2004, February 28, 2003, February 28, 2002 and February 28, 2001.

(+)  0.0005

See Notes to Financial Statements.


--------------------------------------------------------------------------------
26

                                            The Value Line Tax Exempt Fund, Inc.
Financial Highlights
--------------------------------------------------------------------------------

Selected data for a share of capital stock outstanding throughout each year:

                                                                         Money Market Portfolio
                                                                  Years Ended on Last Day of February,
                                           ----------------------------------------------------------------------------------
                                             2005              2004              2003               2002               2001
                                           ----------------------------------------------------------------------------------
Net asset value, beginning of year ......  $   1.00          $   1.00          $   1.00          $    1.00          $    1.00
                                           ----------------------------------------------------------------------------------
Income from investment operations:
 Net investment income ..................     0.004             0.002             0.004               0.01               0.03
Less distributions:
 Dividends from net investment income ...    (0.004)           (0.002)           (0.004)             (0.01)             (0.03)
                                           ----------------------------------------------------------------------------------
Net asset value, end of year ............  $   1.00          $   1.00          $   1.00          $    1.00          $    1.00
                                           ==================================================================================
Total return ............................      0.35%             0.16%             0.39%              1.12%              2.76%
                                           ----------------------------------------------------------------------------------
Ratios/Supplemental Data:
Net assets, end of year (in thousands) ..  $  9,814          $ 11,089          $ 10,419          $  11,693          $  13,158
Ratio of expenses to average net assets .      1.06%(1)(2)        .91%(1)(2)       1.00%(1)(2)        1.25%(1)(2)        1.33%(1)(2)
Ratio of net investment income to average
 net assets .............................      0.34%             0.16%             0.39%              1.14%              2.73%

(1) Ratio reflects expenses grossed up for custody credit arrangement. The ratio of expenses to average net assets net of custody credits would have been 1.05%, .91%, .99%, 1.23%, and 1.31%, respectively, as of February 28,
     2005, February 29, 2004, February 28, 2003, February 28, 2002 and February 28, 2001.

(2) Net of waived advisory, service and distribution plan fee. Had the expenses been paid by the Money Market Portfolio the ratio of expenses to average net assets would have been 1.31%, 1.21%, 1.27%, 1.50% and 1.47% and the ratio of net investment income to average daily net assets would have been .09%, .00%, .12%, .89% and 2.59%, respectively, as of February 28, 2005,
     February 29, 2004, February 28, 2003, February 28, 2002 and February 28, 2001.

See Notes to Financial Statements.


--------------------------------------------------------------------------------

The Value Line Tax Exempt Fund, Inc.
Report of Independent Registered Public Accounting Firm
--------------------------------------------------------------------------------

To the Board of Directors and Shareholders of The Value Line Tax Exempt Fund, Inc.

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the National Bond Portfolio and the Money Market Portfolio (constituting The Value Line Tax Exempt Fund, Inc., hereinafter referred to as the "Fund") at February 28, 2005, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United
States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 2005 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP
New York, New York

April 29, 2005


--------------------------------------------------------------------------------
28

                                            The Value Line Tax Exempt Fund, Inc.
Federal Tax Notice (unaudited)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
During the year ended February 28, 2005, the Fund paid to shareholders of the National Bond Portfolio $0.37 and to the Money Market Portfolio $0.0035 per share, respectively from net investment income. 99.93% and 100% of the Money Market Portfolio's and National Bond Portfolio's dividends from net investment income were exempt-interest dividends respectively, and are 100% free of Federal income tax. However, state and local taxes differ from state to state and a portion of the dividends may be subject to the individual Alternative Minimum Tax, so it is suggested that you consult your own tax adviser with respect to those taxes. During the year ended February 28, 2005, the Fund paid $577,472 to shareholders of the National Bond Portfolio of Long-Term Capital Gains.
--------------------------------------------------------------------------------


The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the Fund voted these proxies for the 12-month period ended June 30, 2004 is available through the Fund's website at http://www.vlfunds.com and on the SEC's website at http://www.sec.gov. The description of the policies and procedures is also avaliable without charge, upon request, by calling 1-800-243-2729.


--------------------------------------------------------------------------------

The Value Line Tax Exempt Fund, Inc.
Management of the Fund
--------------------------------------------------------------------------------

MANAGEMENT INFORMATION

The business and affairs of the Fund are managed by the Fund's officers under the direction of the Board of Directors. The following table sets forth information on each Director and officer of the Fund. Each Director serves as a director or trustee of each of the 14 Value Line Funds and oversees a total of 15 portfolios. Each Director serves until his or her successor is elected and qualified.

                                                              Principal
                                                              Occupation
                                                Length of     During the                    Other Directorships
Name, Address, and Age     Position             Time Served   Past 5 Years                  Held by Director
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
Interested Directors*
---------------------
Jean Bernhard Buttner      Chairman of the      Since 1987    Chairman, President and       Value Line, Inc.
Age 70                     Board of Directors                 Chief Executive Officer of
                           and President                      Value Line, Inc. (the
                                                              "Adviser") and Value Line
                                                              Publishing, Inc. Chairman
                                                              and President of each of the
                                                              15 Value Line Funds and
                                                              Value Line Securities, Inc.
                                                              (the "Distributor").
----------------------------------------------------------------------------------------------------------------
Marion N. Ruth             Director             Since 2000    Real Estate Executive:        None
5 Outrider Road                                               President, Ruth Realty (real
Rolling Hills, CA 90274                                       estate broker); Director of
Age 69                                                        the Adviser since 2000.
----------------------------------------------------------------------------------------------------------------
Non-Interested Directors*
-------------------------
John W. Chandler           Director             Since 1991    Consultant, Academic          None
1611 Cold Spring Rd.                                          Search Consultation Service,
Williamstown, MA 01267                                        Inc.; Trustee Emeritus and
Age 81                                                        Chairman (1993-1994) of
                                                              the Board of Trustees of
                                                              Duke University; President
                                                              Emeritus, Williams College.
----------------------------------------------------------------------------------------------------------------
Frances T. Newton          Director             Since 2000    Customer Support Analyst,     None
4921 Buckingham Drive                                         Duke Power Company.
Charlotte, NC 28209
Age 63
----------------------------------------------------------------------------------------------------------------
Francis C. Oakley          Director             Since 2000    Professor of History,         Berkshire Life
54 Scott Hill Road                                            Williams College, 1961 to     Insurance Company
Williamstown, MA 01267                                        present. President Emeritus   of America
Age 73                                                        since 1994 and President,
                                                              1985-1994; Chairman
                                                              (1993-1997) and Interim
                                                              President (2002) of the
                                                              American Council of
                                                              Learned Societies.
----------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
30

                                            The Value Line Tax Exempt Fund, Inc.
Management of the Fund
--------------------------------------------------------------------------------

                                                                  Principal
                                                                  Occupation
                                                    Length of     During the                        Other Directorships
Name, Address, and Age       Position               Time Served   Past 5 Years                      Held by Director
--------------------------------------------------------------------------------------------------------------------
David H. Porter              Director               Since 1997    Visiting Professor of Classics,   None
5 Birch Run Drive                                                 Williams College, since 1999;
Saratoga Springs, NY 12866                                        President Emeritus, Skidmore
Age 69                                                            College since 1999 and
                                                                  President, 1987-1998.
--------------------------------------------------------------------------------------------------------------------
Paul Craig Roberts           Director               Since 1987    Chairman, Institute for           A. Schulman Inc.
169 Pompano St.                                                   Political Economy.                (plastics)
Panama City Beach, FL 32413
Age 65
--------------------------------------------------------------------------------------------------------------------
Nancy-Beth Sheerr            Director               Since 1996    Senior Financial Advisor,         None
1409 Beaumont Drive                                               Veritable L.P. (investment
Gladwyne, PA 19035                                                adviser) since April 1, 2004;
Age 55                                                            Senior Financial Advisor,
                                                                  Hawthorne, 2001-2004.
--------------------------------------------------------------------------------------------------------------------
Officers
--------
Charles Heebner              Vice President         Since 1995    Senior Portfolio Manager          --
Age 67                                                            with the Adviser.
--------------------------------------------------------------------------------------------------------------------
Jeffrey Geffen               Vice President         Since 2004    Portfolio Manager with the        --
Age 55                                                            Adviser since 2001; Vice
                                                                  President, Investments,
                                                                  Morgan Stanley Dean Witter
                                                                  Advisors, 1989-2001.
--------------------------------------------------------------------------------------------------------------------
Bradley Brooks               Vice President         Since 2001    Portfolio Manager with the        --
Age 42                                                            Adviser.
--------------------------------------------------------------------------------------------------------------------
David T. Henigson            Vice President,        Since 1994    Director, Vice President and      --
Age 47                       Secretary and                        Compliance Officer of the
                             Treasurer                            Adviser. Director and Vice
                                                                  President of the Distributor.
                                                                  Vice President, Secretary,
                                                                  Treasurer and Chief
                                                                  Compliance Officer of each
                                                                  of the 14 Value Line Funds.
--------------------------------------------------------------------------------------------------------------------
Howard A. Brecher            Assistant Treasurer,   Since 2005    Vice President and Secretary      --
Age 51                       Assistant Secretary                  of the Adviser.
--------------------------------------------------------------------------------------------------------------------

* Mrs. Buttner is an "interested person" as defined in the Investment Company Act of 1940 by virtue of her positions with the Adviser and her indirect ownership of a controlling interest in the Adviser; Mrs. Ruth is an interested person by virtue of having been a director of the Adviser.

Unless otherwise indicated, the address for each of the above is 220 East 42nd Street, New York, NY 10017.

--------------------------------------------------------------------------------
The Fund's Statement of Additional Information (SAI) includes additional information about the Fund's directors and is available, without charge, upon request by calling 1-800-243-2729.
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

The Value Line Tax Exempt Fund, Inc.

                         The Value Line Family of Funds
--------------------------------------------------------------------------------

1950 -- The Value Line Fund seeks long-term growth of capital. Current income is a secondary objective.

1952 -- Value Line Income and Growth Fund's primary investment objective is income, as high and dependable as is consistent with reasonable risk. Capital growth to increase total return is a secondary objective.

1956 -- The Value Line Special Situations Fund seeks long-term growth of capital. No consideration is given to current income in the choice of investments.

1972 -- Value Line Leveraged Growth Investors' sole investment objective is to realize capital growth.

1979 -- The Value Line Cash Fund, a money market fund, seeks to secure as high a level of current income as is consistent with maintaining liquidity and preserving capital. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

1981 -- Value Line U.S. Government Securities Fund seeks maximum income without undue risk to capital. Under normal conditions, at least 80% of the value of its net assets will be invested in securities issued or guaranteed by the U.S. Government and its agencies and instrumentalities.

1983 -- Value Line Centurion Fund* seeks long-term growth of capital.

1984 -- The Value Line Tax Exempt Fund seeks to provide investors with the maximum income exempt from federal income taxes while avoiding undue risk to principal. The Fund offers investors a choice of two portfolios: The Money Market Portfolio and The National Bond Portfolio. The fund may be subject to state and local taxes and the Alternative Minimum Tax (if applicable).

1985 -- Value Line Convertible Fund seeks high current income together with capital appreciation primarily from convertible securities ranked 1 or 2 for year-ahead performance by the Value Line Convertible Ranking System.

1986 -- Value Line Aggressive Income Trust seeks to maximize current income.

1987 -- Value Line New York Tax Exempt Trust seeks to provide New York taxpayers with the maximum income exempt from New York State, New York City and federal income taxes while avoiding undue risk to principal. The Fund may be subject to state and local taxes and the Alternative Minimum Tax (if applicable).

1987 -- Value Line Strategic Asset Management Trust* seeks to achieve a high total investment return consistent with reasonable risk.

1993 -- Value Line Emerging Opportunities Fund invests primarily in common stocks or securities convertible into common stock, with its primary objective being long-term growth of capital.

1993 -- Value Line Asset Allocation Fund seeks high total investment return, consistent with reasonable risk. The Fund invests in stocks, bonds and money market instruments utilizing quantitative modeling to determine the asset mix.

* Only available through the purchase of Guardian Investor, a tax deferred variable annuity, or ValuePlus, a variable life insurance policy.

For more complete information about any of the Value Line Funds, including charges and expenses, send for a prospectus from Value Line Securities, Inc., 220 East 42nd Street, New York, New York 10017-5891 or call 1-800-223-0818, 24 hours a day, 7 days a week, or visit us at www.valueline.com. Read the prospectus carefully before you invest or send money.


--------------------------------------------------------------------------------
32

INVESTMENT ADVISER  Value Line, Inc.
                    220 East 42nd Street
                    New York, NY 10017-5891

DISTRIBUTOR         Value Line Securities, Inc.
                    220 East 42nd Street
                    New York, NY 10017-5891

CUSTODIAN BANK      State Street Bank and Trust Co.
                    225 Franklin Street
                    Boston, MA 02110

SHAREHOLDER         State Street Bank and Trust Co.
SERVICING AGENT     c/o BFDS
                    P.O. Box 219729
                    Kansas City, MO 64121-9729

INDEPENDENT         PricewaterhouseCoopers LLP
REGISTERED PUBLIC   300 Madison Ave.
ACCOUNTING FIRM     New York, NY 10017

LEGAL COUNSEL       Peter D. Lowenstein, Esq.
                    Two Sound View Drive, Suite 100
                    Greenwich, CT 06830

DIRECTORS           Jean Bernhard Buttner
                    John W. Chandler
                    Frances T. Newton
                    Francis C. Oakley
                    David H. Porter
                    Paul Craig Roberts
                    Marion N. Ruth
                    Nancy-Beth Sheerr

OFFICERS            Jean Bernhard Buttner
                    Chairman and President
                    Charles Heebner
                    Vice President
                    Jeffrey Geffen
                    Vice President
                    Bradley T. Brooks
                    Vice President
                    David T. Henigson
                    Vice President and
                    Secretary/Treasurer
                    Howard A. Brecher
                    Assistant Secretary/Treasurer

An investment in The Value Line Tax Exempt Fund, Inc. Money Market Portfolio is not guaranteed or insured by the U.S. Government, and there is no assurance that this portfolio will maintain its $1.00 per share net asset value.

This report is issued for information of shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a currently effective prospectus of the Fund (obtainable from the Distributor).

                                                                         #532853

Item 2. Code of Ethics

     (a) The Registrant has adopted a Code of Ethics that applies to its principal executive officer, and principal financial officer and principal accounting officer.

     (f) Pursuant to item 12(a), the Registrant is attaching as an exhibit a copy of its Code of Ethics that applies to its principal executive officer, and principal financial officer and principal accounting officer.

Item 3. Audit Committee Financial Expert.

     (a)(1)The Registrant has an Audit Committee Financial Expert serving on its Audit Committee.

     (2) The Registrant's Board has designated John W. Chandler, a member of the Registrant's Audit Committee, as the Registrant's Audit Committee Financial Expert. Mr. Chandler is an independent director who is a senior consultant with Academic Search Consultation Service. He spent most of his professional career at Williams College, where he served as a faculty member, Dean of the Faculty, and President (1973-85). He also served as President of Hamilton College (1968-73), and as President of the Association of American Colleges and Universities (1985-90). He has also previously served as Trustee Emeritus and Chairman of the Board of Trustees of Duke University.

A person who is designated as an "audit committee financial expert" shall not make such person an "expert" for any purpose, including without limitation under
Section 11 of the Securities Act of 1933 or under applicable fiduciary laws, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services

     (a)  Audit Fees 2004 - $66,400

     (b)  Audit-Related fees - None.

     (c)  Tax Preparation Fees 2005 -$5,000

     (d)  All Other Fees - None

     (e) (1) Audit Committee Pre-Approval Policy. All services to be performed for the Registrant by PricewaterhouseCoopers LLP must be pre-approved by the audit committee. All services performed during the year were pre-approved by the committee.

     (e)  (2) Not applicable.

     (f)  Not applicable.

     (g)  Aggregate Non-Audit Fees 2005 -$5,000

     (h)  Not applicable.

Item 11. Controls and Procedures.

     (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report, are appropriately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

     (b) The registrant's principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 12. Exhibits.

     (a) Code of Business Conduct and Ethics for Principal Executive and Senior Financial Officers attached hereto as Exhibit 100.COE

     (b) (1) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2) attached hereto as Exhibit 99.CERT.

          (2) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


By       /s/ Jean B. Buttner
         -------------------------------------------------------
         Jean B. Buttner, President

Date:    April 29, 2005
         ---------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ Jean B. Buttner
         -------------------------------------------------------
         Jean B. Buttner, President, Principal Executive Officer

By:      /s/ David T. Henigson
         -------------------------------------------------------
         David T. Henigson, Vice President, Treasurer,
         Principal Financial Officer

Date:    April 29, 2005
         ---------------------------------